Document and Entity Information	Sep. 03, 2024
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001535929
Document Type	8-K
Document Period End Date	Sep. 03, 2024
Entity Registrant Name	VOYA FINANCIAL, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-35897
Entity Tax Identification Number	52-1222820
Entity Address, Address Line One	230 Park Avenue
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10169
City Area Code	(212)
Local Phone Number	309-8200
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, $.01 Par Value
Trading Symbol	VOYA
Security Exchange Name	NYSE
Series B Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares, each representing a 1/40th interest in a share of 5.35% Fixed-Rate Non-Cumulative Preferred Stock, Series B, $0.01 par value
Trading Symbol	VOYAPrB
Security Exchange Name	NYSE